EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Insurance	$ 74	$ 74
G & A
Statement [Line Items]
Conference and travel	871	522
Consulting	900	743
Depreciation of right-of-use assets	108	105
Insurance	2,019	2,569
Office costs, including information technology	714	761
Management and administration	3,581	3,278
Shareholder communication	977	983
Trust and filing	371	231
Total	$ 9,541	$ 9,192